RELATED PARTY TRANSACTIONS - Additional Information (Detail) - USD ($)		1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 20, 2017	Sep. 30, 2017	Mar. 31, 2021	Dec. 31, 2020
Private placement description			The Initial Stockholders have agreed not to transfer, assign or sell any of the Founder’s Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) with respect to 50% of the Founder Shares, the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.	The Initial Stockholders have agreed not to transfer, assign or sell any of the Founder’s Shares until the earlier of (i) one year after the date of the consummation of a Business Combination, or (ii) with respect to 50% of the Founder Shares, the date on which the closing price of the Company’s common stock equals or exceeds $12.50 per share (as adjusted for stock splits, stock dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after a Business Combination, or earlier, in each case, if subsequent to a Business Combination, the Company consummates a subsequent liquidation, merger, stock exchange, reorganization or other similar transaction which results in all of the Company’s stockholders having the right to exchange their common stock for cash, securities or other property.
Working Capital Loans			$ 1,500,000	$ 1,500,000
Conversion price per share			$ 10.00	$ 10.00
Founder [Member]
Share of common stock issued		1,437,500
Purchase price of common stock issued		$ 25,000
common stock dividends description	On November 20, 2017, the Company effectuated a 1.2-for-1 stock dividend of its common stock resulting in an aggregate of 1,725,000 Founder Shares outstanding.
Shares outstanding	1,725,000
Perecentage of ownership after transaction	20.00%
Sponsor [Member] | Over-Allotment Option [Member]
Purchase price of common stock issued	$ 225,000